Equity (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Composition of Share Capital
A.	Composition of share capital:

	December 31		December 31
	2025	2024	2025	2024
	Registered		Issued and paid-up
Shares with no par value	100,000,000	100,000,000	54,681,335	47,162,713

Schedule of Share-based Payment Expenses

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Total expenses recognized from share-based payment transactions	2,429	2,281	2,592

Schedule of Share Options Activity

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS
Share options at beginning of year	2,783,512	11.28	3,019,831	11.59	3,402,113	11.44
Share options which were granted during the year	461,911	5.35	143,557	8.96	-	-
Share options which were forfeited during the year	13,198	9.23	54,040	17.71	278,491	15.24
Share options which expired during the year	1,199,599	13.08	325,836	72.88	103,791	6.87
Share options at end of year	2,032,626	10.95	2,783,512	11.28	3,019,831	11.59
Exercisable share options at year end	1,644,170	12.13	2,413,662	9.97	2,386,907	9.14